COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Contractual Obligations and Commercial Commitments

Financing Commitment

On January 19, 2018, we entered into an equity line of credit agreement with Tangiers Global, LLC (“Tangiers”). Under the equity line agreement, Tangiers has agreed to provide the Company with up to $10,000,000 of funding through the purchase of shares of the Company’s common stock. During the term of the agreement, the Company may deliver a put notice to Tangiers, which will specify the number of shares which the Company will sell to Tangiers. The maximum amount that the Company shall be entitled to put to Tangiers per any applicable put notice is that number of shares of our common stock up to or equal to 400% of the average of the daily trading volume of our common stock for the eight consecutive trading days immediately prior to the date of the applicable put notice. The minimum amount the Company can draw down at any one time is $5,000, and the maximum amount the Company can draw down at any one time is $1,000,000, as determined by multiplying the put amount by the average daily volume weighted average prices of our common stock for the ten (10) trading days immediately prior to the applicable put notice.

A closing will occur on the date which is no earlier than five (5) trading days following, and no later than seven (7) trading days following, the applicable put notice. On each closing date, the Company will sell, and Tangiers will purchase, the shares of the Company’s common stock specified in the put notice. The amount to be paid by Tangiers on a particular closing date will be determined by multiplying the purchase price by the number of shares specified in the put notice. The purchase price is 85% of the average the two lowest volume weighted average trading prices of the Company’s common stock during the pricing period applicable to the put notice. The pricing period, with respect to a particular put notice, is five consecutive trading days including, and immediately following, the delivery of a put notice to Tangiers. The Company may submit a put notice once every eight trading days, provided the closing of the previous transaction has taken place. The Company is under no obligation to submit any put notices.

The Company has filed a Registration Statement with the Securities and Exchange Commission so that the shares of common stock to be sold to Tangiers may be sold in the public market. The equity line agreement will become effective on the date the Registration Statement is declared effective by the Securities and Exchange Commission.

Clinical Trial Agreement

Under the terms of an agreement dated November 11, 2017, we committed to cover the costs to perform clinical trials with The University of the West Indies through the Topical Metabolism Research Unit of the Caribbean Institute for Health Research located in Kingston, Jamaica, initially scheduled as follows:

•

An instalment of $50,000 upon both the approval of specific protocol by the Ethics Committee of the Institutional Review Board of the Ministry of Health, Jamaica, and the execution of the clinical trial agreement,

•

An instalment of $51,182 upon the enrollment of the 12th patient,

•

An instalment of $51,182 after all twelve patients go through the washout period determined in the specific protocol and return for a second dose, and

•

An instalment of $51,182 upon completion of the clinical trial.

Additionally, we have agreed to reimburse The University of the West Indies for care and treatment of adverse reactions or injury sustained by a patient, as a direct result of the clinical trial.

Research Laboratory

Under the terms of a research agreement entered into in October 2017 with the University of Florida Trustees (“UFT”), we committed to pay UFT $151,772, upon the execution of the research agreement, and $75,886 in each of the months of February 2018 and June 2018, for a total commitment of $303,544.

Executive Office Lease

Effective August 1, 2018, we signed a thirty-six-month lease of approximately 6,683 square feet of commercial office space in Golden, Colorado that we use as our executive offices. The lease expires on July 31, 2020 and requires the payment of monthly base rental rates of $3,302 through July 31, 2018, $3,000 through July 31, 2019 and $3,799 through July 31, 2020. As additional rent, we are required to pay for an allocation of common area costs and expenses, plus all utilities.

Weldona Facility Lease

Effective October 1, 2017, we entered into a lease of approximately 40,000 square feet of industrial space in Weldona, Colorado that we us as our hemp extraction facility and hemp cultivation center. The term of the lease expires on October 31, 2018, with an annual option to renew that expires on September 30, 2022. The rent is $7,500 per month throughout the term of the lease, plus we are responsible for all utilities.

Legal Proceedings

There have been no material developments in legal proceedings in which we are involved as of March 31, 2018.

NOTE 19 – COMMITMENTS AND CONTINGENCIES

Contractual Obligations and Commercial Commitments

Consulting Agreement for GAAP Reporting Services

On February 20, 2016, we entered into a consulting agreement with a third party that has a twelve-month term, and which can be extended by mutual agreement. The agreement provides for the issuance of a five (5) year warrant to the consultant, upon the execution of the agreement, to purchase 250,000 shares of our common stock at a price of $0.18 per share, plus the payment of $7,500 on the first day of each month, beginning March 1, 2016, coupled with the monthly issuance of five (5) year warrants to purchase our common stock in a number of shares determined by dividing $7,500 by $0.18 per share. These warrants are exercisable at a price of $0.18 per share. During the years ended December 31, 2017 and 2016, we recognized in our consolidated statements of operations expenses in the total amount of $156,630 and $394,215, respectively, related to this contract, as follows:

	December 31,
	2017	2016
Cash paid to consultant	$30,000	$15,000
Fair value of shares of common stock issued to consultant	27,297	62,781
Fair value of warrants issued to consultant	99,333	319,419
	$156,630	$397,200

Financing Commitment

On December 28, 2016, we entered into an equity line of credit agreement with Tangiers Global, LLC (“Tangiers”). Under the equity line agreement, Tangiers has agreed to provide the Company with up to $10,000,000 of funding through the purchase of shares of the Company’s common stock. During the term of the agreement, the Company may deliver a put notice to Tangiers, which will specify the number of shares which the Company will sell to Tangiers. The minimum amount the Company can draw down at any one time is $5,000, and the maximum amount the Company can draw down at any one time is $350,000 as determined by the formula contained in the equity line agreement.

A closing will occur on the date which is no earlier than five trading days following, and no later than seven trading days following, the applicable put notice. On each closing date, the Company will sell, and Tangiers will purchase, the shares of the Company’s common stock specified in the put notice. The amount to be paid by Tangiers on a particular closing date will be determined by multiplying the purchase price by the number of shares specified in the put notice. The purchase price is 85% of the average of the two lowest trading prices of the Company’s common stock during the pricing period applicable to the put notice. The pricing period, with respect to a particular put notice, is five consecutive trading days including, and immediately following, the delivery of a put notice to Tangiers. The Company may submit a put notice once every ten trading days provided the closing of the previous transaction has taken place. The Company is under no obligation to submit any put notices.

The equity line agreement has a term of 36 months, which will begin on the effective date of the registration statement, which the Company has agreed to file with the Securities and Exchange Commission so that the shares of common stock to be sold to Tangiers may be sold in the public market. The Company issued a promissory note to Tangiers for the principal sum of $35,000 as a commitment fee for the equity line. The note bears interest at 10% per year, is unsecured, and is due and payable on July 8, 2017. The note is recorded on our consolidated balance sheet at December 31, 2016 in the amount of $35,000, net of a discount of $34,453. At the option of Tangiers, all or any part of the unpaid principal amount of the note may be converted into shares of the Company’s common stock. The number of shares to be issued on any conversion will be determined by dividing the principal amount of the note to be converted by $1.00.

Clinical Trial Agreement

Under the terms of an agreement dated November 11, 2017, we committed to cover the costs to perform clinical trials with The University of the West Indies through the Topical Metabolism Research Unit of the Caribbean Institute for Health Research located in Kingston, Jamaica, initially scheduled as follows:

•

An instalment of $50,000 upon both the approval of specific protocol by the Ethics Committee of the Institutional Review Board of the Ministry of Health, Jamaica, and the execution of the clinical trial agreement,

•

An instalment of $51,182 upon the enrollment of the 12th patient,

•

An instalment of $51,182 after all twelve patients go through the washout period determined in the specific protocol and return for a second dose, and

•

An instalment of $51,182 upon completion of the clinical trial.

Additionally, we have agreed to reimburse The University of the West Indies for care and treatment of adverse reactions or injury sustained by a patient, as a direct result of the clinical trial.

Research Laboratory

Under the terms of a research agreement entered into in October 2017 with the University of Florida Trustees (“UFT”), we committed to pay UFT $151,772, upon the execution of the research agreement, and $75,886 in each of the months of February 2018 and June 2018, for a total commitment of $303,544.

Executive Office Lease

Effective August 1, 2018, we signed a thirty-six-month lease of approximately 6,683 square feet of commercial office space in Golden, Colorado that we use as our executive offices. The lease expires on July 31, 2020 and requires the payment of monthly base rental rates of $3,302 through July 31, 2018, $3,000 through July 31, 2019 and $3,799 through July 31, 2020. As additional rent, we are required to pay for an allocation of common area costs and expenses, plus all utilities.

Weldona Facility Lease

Effective October 1, 2017, we entered into a lease of approximately 40,000 square feet of industrial space in Weldona, Colorado that we us as our hemp extraction facility and hemp cultivation center. The term of the lease expires on October 31, 2018, with an annual option to renew that expires on September 30, 2022. The rent is $7,500 per month throughout the term of the lease, plus we are responsible for all utilities.

Legal Proceedings

There have been no material developments in legal proceedings in which we are involved during the year ended December 31, 2017.